Acquisitions (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Mar. 31, 2012	Jun. 15, 2013	Jun. 16, 2012	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Business Acquisition [Line Items]
Merger and integration charges				$ 0	$ 10	$ 16
Tingyi
Business Acquisition [Line Items]
Indirect equity interest percentage	5.00%
Call option for indirect equity percentage, maximum percentage			20.00%
Merger and integration charges						150
Merger and integration charges, after tax						$ 176
Merger and integration charges, after-tax impact per share						$ 0.11
Subsidiary, Vietnam Bottling Operations
Business Acquisition [Line Items]
Gain (Loss) on Sale of Stock in Subsidiary, After-Tax		$ 137
Gain(loss) on sale of stock in subsidiary, after-tax per share		$ 0.09